Orange Grove Promissory Notes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 02, 2020
Short-term Debt [Line Items]
Face amount						$ 2,990
Interest expense	$ 175	$ 149	$ 518	$ 651	$ 466
Promissory note
Short-term Debt [Line Items]
Outstanding amount					418
Interest expense				$ 19	11
Promissory note | Orange Grove Fleet Solutions, LLC
Short-term Debt [Line Items]
Face amount					$ 515
Membership interest					80.00%
Fixed interest rate per annum					8.00%